AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
1
Shares Security Description Value
Equity Securities - 87.4%
Common Stock - 87.4%
Communications - 0.7%
23,800 America Movil SAB de CV, ADR $ 402,823
1,719 Cisco Systems, Inc. 68,760
10,750 Lumen Technologies, Inc. 78,260
4,081 Paramount Global, Class B 77,702
7,119 Telefonica SA, ADR 23,066
93,168 Warner Bros Discovery, Inc.
(a)
1,071,432
1,722,043
Consumer Cyclical - 1.3%
3,576 Alibaba Group Holding, Ltd., ADR
(a)
286,044
1,241 Booking Holdings, Inc.
(a)
2,039,224
14,025 DR Horton, Inc. 944,584
3,269,852
Consumer Discretionary - 6.3%
116,618 Arcos Dorados Holdings, Inc., Class A 850,145
34,000 Becle SAB de CV 60,180
44,408 Comcast Corp., Class A 1,302,487
15,650 CVS Health Corp. 1,492,541
100 Domino's Pizza, Inc. 31,020
16,250 General Motors Co. 521,463
13,500 Grand Canyon Education, Inc.
(a)
1,110,375
200,501 Lincoln Educational Services Corp.
(a)
1,090,725
17,725 Lowe's Cos., Inc. 3,328,932
4,756 McDonald's Corp. 1,097,399
46,302 Sally Beauty Holdings, Inc.
(a)
583,405
3,870 The Home Depot, Inc. 1,067,888
12,850 Walmart, Inc. 1,666,645
4,550 Yum China Holdings, Inc. 215,352
7,050 Yum! Brands, Inc. 749,697
15,168,254
Consumer Staples - 15.5%
65,455 Altria Group, Inc. 2,643,073
34,455 British American Tobacco PLC, ADR 1,223,152
13,200 Coca-Cola HBC AG, ADR
(a)
274,824
3,135 Diageo PLC, ADR 532,354
50,327 Molson Coors Beverage Co., Class B 2,415,193
34,800 Monster Beverage Corp.
(a)
3,026,208
41,895 PepsiCo., Inc. 6,839,778
84,525 Philip Morris International, Inc. 7,016,420
37,544 The Coca-Cola Co. 2,103,215
195,126 The Kroger Co. 8,536,762
3,140 The Procter & Gamble Co. 396,425
54,421 Unilever PLC, ADR 2,385,817
37,393,221
Energy - 3.5%
136,810 BP PLC, ADR 3,905,925
7,430 Chevron Corp. 1,067,468
13,600 ConocoPhillips 1,391,824
7,800 Phillips 66 629,616
14,415 Valero Energy Corp. 1,540,243
8,535,076
Financials - 19.4%
53,260 Aflac, Inc. 2,993,212
49,495 American International Group, Inc. 2,350,023
2,480 Ameriprise Financial, Inc. 624,836
201,099 Bank of America Corp. 6,073,190
16,545 Berkshire Hathaway, Inc., Class B
(a)
4,417,846
60,674 Central Pacific Financial Corp. 1,255,345
25,975 Citigroup, Inc. 1,082,378
5,616 Colliers International Group, Inc. 514,762
3,268 Credit Suisse Group AG, ADR 12,811
5,616 FirstService Corp. 668,360
Shares Security Description Value
Financials - 19.4% (continued)
63,668 Franklin Resources, Inc. $ 1,370,135
2,025 Marsh & McLennan Cos., Inc. 302,312
38,815 Mastercard, Inc., Class A 11,036,657
1,100 PayPal Holdings, Inc.
(a)
94,677
1,700 Ryan Specialty Holdings, Inc.
(a)
69,054
149,625 The Bank of New York Mellon Corp. 5,763,555
12,298 The Travelers Cos., Inc. 1,884,054
3,200 U.S. Bancorp 129,024
15,249 Unum Group 591,661
30,100 Visa, Inc., Class A 5,347,265
6,200 Wells Fargo & Co. 249,364
46,830,521
Health Care - 25.9%
31,284 Abbott Laboratories 3,027,040
3,663 AbbVie, Inc. 491,611
4,950 Becton Dickinson and Co. 1,103,009
10,250 Biogen, Inc.
(a)
2,736,750
13,990 Cigna Corp. 3,881,805
18,226 Elevance Health, Inc. 8,278,978
990 Embecta Corp. 28,502
40,108 Johnson & Johnson 6,552,043
80,518 Medtronic PLC 6,501,829
72,354 Merck & Co., Inc. 6,231,126
8,370 Organon & Co. 195,858
6,282 Pfizer, Inc. 274,900
16,397 Quest Diagnostics, Inc. 2,011,748
36,212 UnitedHealth Group, Inc. 18,288,508
903 Viatris, Inc. 7,694
26,750 Zimmer Biomet Holdings, Inc. 2,796,713
2,675 Zimvie, Inc.
(a)
26,402
62,434,516
Industrials - 4.0%
30,135 CAE, Inc.
(a)
461,970
1,240 Caterpillar, Inc. 203,459
119,491 Corning, Inc. 3,467,629
3,695 FedEx Corp. 548,597
49,482 Gates Industrial Corp. PLC
(a)
482,944
85,521 Manitex International, Inc.
(a)
490,035
26,700 Raytheon Technologies Corp. 2,185,662
1,335 Stanley Black & Decker, Inc. 100,405
2,780 The Boeing Co.
(a)
336,602
2,924 The Greenbrier Cos., Inc. 70,966
7,440 United Parcel Service, Inc., Class B 1,201,858
9,550,127
Information Technology - 7.4%
38,720 Alphabet, Inc., Class A
(a)
3,703,568
18,125 Cognizant Technology Solutions Corp.,
Class A 1,041,100
19,000 Forrester Research, Inc.
(a)
684,190
3,155 Meta Platforms, Inc., Class A
(a)
428,070
51,022 Microsoft Corp. 11,883,024
100 MSCI, Inc. 42,179
17,782,131
Materials - 3.2%
14,225 Celanese Corp., Class A 1,285,086
28,458 Corteva, Inc. 1,626,375
28,458 Dow, Inc. 1,250,160
25,464 DuPont de Nemours, Inc. 1,283,386
2,149 International Flavors & Fragrances, Inc. 195,194
25,505 LyondellBasell Industries NV, Class A 1,920,016
4,980 The Mosaic Co. 240,683
7,800,900

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Transportation - 0.2%
2,610 Union Pacific Corp. $ 508,480
Total Common Stock (Cost $94,146,506) 210,995,121
Total Equity Securities (Cost $94,146,506) 210,995,121
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 2.8%
Corporate Non-Convertible Bonds - 0.6%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 293,499
Financials - 0.5%
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63  11/01/22 470,441
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 465,650
400,000 Truist Financial
Corp. (callable
at 100 )
(b)(c)
5.13  06/15/49 325,000
1,261,091
Total Corporate Non-Convertible Bonds (Cost
$1,756,522) 1,554,590
U.S. Government & Agency Obligations - 2.2%
U.S. Treasury Securities - 2.2%
800,000 U.S. Treasury
Bill
(d)
2.41  10/18/22 799,158
2,000,000 U.S. Treasury
Bill
(d)
3.23  12/22/22 1,985,809
2,500,000 U.S. Treasury
Bill
(d)
4.03  09/07/23 2,409,453
5,194,420
Total U.S. Government & Agency Obligations
(Cost $5,192,630) 5,194,420
Total Fixed Income Securities (Cost
$6,949,152) 6,749,010
Investments, at value - 90.2% (Cost $101,095,658) $ 217,744,131
Other Assets & Liabilities, Net - 9.8% 23,596,050
Net Assets - 100.0% $ 241,340,181
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of
September 30, 2022.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,319,220 $ 402,823 $ – $ 1,722,043
Consumer Cyclical 3,269,852 – – 3,269,852
Consumer Discretionary 15,168,254 – – 15,168,254
Consumer Staples 37,393,221 – – 37,393,221
Energy 8,535,076 – – 8,535,076
Financials 46,830,521 – – 46,830,521
Health Care 62,434,516 – – 62,434,516
Industrials 9,550,127 – – 9,550,127
Information Technology 17,782,131 – – 17,782,131
Materials 7,800,900 – – 7,800,900
Transportation 508,480 – – 508,480
Corporate Non-
Convertible Bonds – 1,554,590 – 1,554,590
U.S. Government &
Agency Obligations – 5,194,420 – 5,194,420
Investments at Value $ 210,592,298 $ 7,151,833 $ – $ 217,744,131